Short-term debt - Schedule of Consolidated Net Indebtedness to EBITDA Ratio (Details)	Dec. 11, 2020
As of December 31, 2020
Line of Credit Facility [Line Items]
Debt to EBITDA ratio (lower than)	9.5
As of March 31, 2021
Line of Credit Facility [Line Items]
Debt to EBITDA ratio (lower than)	15.25
As of June 30, 2021
Line of Credit Facility [Line Items]
Debt to EBITDA ratio (lower than)	5.25
As of September 30, 2021
Line of Credit Facility [Line Items]
Debt to EBITDA ratio (lower than)	4.25